Nature of Operations (Narrative) (Detail)	12 Months Ended
Dec. 31, 2018 Segments
Subsidiary, Sale of Stock [Line Items]
Number of operating segments	3
Iroquois
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	50.00% [1]
Iroquois | Partnership Interest | Dominion Energy Midstream Partners, LP
Subsidiary, Sale of Stock [Line Items]
Noncontrolling partnership percentage interest	25.93%
Common and Subordinated Units | Dominion Energy Midstream Partners, LP
Subsidiary, Sale of Stock [Line Items]
Ownership interest percentage of limited partner interests	60.90%
Convertible Preferred Units | Dominion Energy Midstream Partners, LP
Subsidiary, Sale of Stock [Line Items]
Ownership interest percentage of limited partner interests	37.50%
Virginia Electric and Power Company
Subsidiary, Sale of Stock [Line Items]
Number of operating segments	2
Dominion Energy Gas Holdings, LLC
Subsidiary, Sale of Stock [Line Items]
Number of operating segments	1
Dominion Energy Gas Holdings, LLC | Iroquois
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	50.00%
Dominion Energy Gas Holdings, LLC | White River Hub
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	50.00%

[1]	Comprised of Dominion Energy Midstream’s interest of 25.93% and Dominion Energy Gas’ interest of 24.07%. See Note 15 for more information.